Revenue (Tables)	6 Months Ended
Jun. 30, 2024
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
Revenue disaggregated by customer concentration is as follows:

	Three Months Ended		Six Months Ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
	(in thousands)
Clients 1-5	$523,535	$529,792	$1,067,495	$1,092,220
Clients 6-10	308,689	284,382	628,424	563,908
Clients 11-25	458,119	420,880	886,149	829,047
Other	829,816	785,197	1,628,477	1,513,654
Total	$2,120,159	$2,020,251	$4,210,545	$3,998,829